S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 23, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Pursuant to a letter agreement to be entered with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior consent of our sponsor. Further, pursuant to such letter agreement, each of our sponsor, officers and directors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units), as summarized in the table below. Our letter agreement with our sponsor, officers and directors, which contains the below provisions relating to transfer restrictions of our founder shares and private placement units (including the securities comprising such units), may be amended without shareholder approval. Such transfer restrictions have been amended in connection with business combinations for certain other special purpose acquisition companies. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement.